Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss for the year	£ (74,093)	£ (103,931)	£ (71,630)
Adjustments for:
Depreciation of property, plant and equipment	6,446	6,549	6,410
Depreciation of right of use assets	2,530	2,454	0
Amortization of intangible assets	0	210	297
Write-off of intangible assets	0	306	170
Loss on disposal of property, plant and equipment	1,064	3	135
Gross gain from sale of equity investment	0	0	(5,204)
Profit on derecognition of leases	(3,700)	0	0
Remeasurement of leases	(227)	0	0
Net finance costs/(income)	1,167	7,867	(298)
Movement in provisions and other charges	(41)	71	(50)
Foreign exchange translation differences	(787)	(618)	1,157
Equity settled share-based payment expenses	8,162	3,056	666
Taxation charge	(13,267)	(22,258)	(16,548)
Working capital adjustments:
(Increase) / decrease in trade and other receivables	(532)	1,828	(1,522)
(Decrease) / increase in trade and other payables	(3,774)	9,946	5,300
(Decrease)/increase in deferred liabilities	(24,497)	(21,866)	63,797
Cash used in operations	(101,549)	(116,383)	(17,320)
Bank interest received on cash and cash equivalents	676	1,525	760
Net taxation received	40,299	13,482	(66)
Net cash used in operating activities	(60,574)	(101,376)	(16,626)
Cash flows from investing activities
Proceeds from sale of property, plant and equipment	675	82	0
Gross proceeds from disposal of equity investment	0	0	27,451
Purchase of property, plant and equipment	(3,074)	(4,078)	(3,486)
Purchase of intangible assets	0	(198)	(51)
Proceeds from sub-leases	378	57	0
Leasehold incentive	2,488	0	34,100
Net cash flows from / (used) in investing activities	467	(4,137)	58,014
Cash flows from financing activities
Proceeds from exercise of share options	73	27	101
Gross proceeds from issue of share capital	83,218	59,874	0
Costs from issue of share capital	(176)	(738)	0
Non-current interest-bearing loan received	37,543	0	0
Interest paid on non-current interest-bearing loan repaid	(291)	0	0
Repayment of lease liabilities	(4,426)	(4,036)	0
Net cash flows from financing activities	115,941	55,127	101
Increase / (decrease) in net cash and cash equivalents	55,834	(50,386)	41,489
Net foreign exchange difference on cash held	(84)	(33)	13
Cash and cash equivalents at beginning of the year	73,966	124,385	82,883
Cash and cash equivalents at end of the year	£ 129,716	£ 73,966	£ 124,385